Taxes	12 Months Ended
Dec. 31, 2019
Taxes
Taxes

20. Taxes

	December 31, 2019	December 31, 2018	December 31, 2017
Loss before tax	14,780,604	1,644,798	3,280,406
Tax calculated at a tax rate of 23.4%	3,458,661	384,883	767,615
Effect of different tax rates in other countries	(1,660)	(1,719)	(3,687)
Expenses charged against equity	(39,876)	(693,439)	(5,984)
Expenses not deductible for tax purposes	(418,356)	(542,632)	(191,812)
Total tax losses not recognized as deferred tax asset	(2,998,769)	852,907	(566,132)
Income tax expense	—	—	—

The Group has revised the 2018 and 2017 tax rate and disclosure to include the additional cantonal and communal taxes that are applicable in order to be consistent with 2019.

The Group has decided not to recognize any deferred income tax assets at December 31, 2019, 2018 or 2017. The key factors which have influenced Management in arriving at this evaluation are the fact that the Group has not yet a history of making profits and product development remains at an early stage.

The amounts of deferred income tax assets that arise from sources other than tax loss carry forwards and the amounts of deferred income tax liabilities are insignificant in comparison to the unrecognized tax loss carry forwards.

The tax losses carry forwards of the Group and their respective expiring dates are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
2018	—	—	28,861,010
2019	—	27,481,171	28,287,766
2020	15,982,220	15,982,220	15,982,220
2021	1,224,210	1,224,210	1,224,210
2022	3,540,541	3,540,541	3,540,541
2023	141,425,567	3,309,636	3,309,636
2024	290,949	290,949	1,125,258
2025	3,586,490	3,586,490	—
2026	23,467,858	—	—
Total unrecorded tax losses carry forwards	189,517,835	55,415,217	82,330,641

As of December 31, 2019, the unrecorded taxes losses carried forwards raised to CHF 189,517,835, because the swiss tax administration accepted to renew CHF 138 million tax losses, on July 18, 2019.